Cover	Jun. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2025
Entity File Number	001-35971
Entity Registrant Name	Allegion plc
Entity Central Index Key	0001579241
Entity Tax Identification Number	98-1108930
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Block D
Entity Address, Address Line Two	Iveagh Court
Entity Address, Address Line Three	Harcourt Road
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 VH94
Country Region	353
City Area Code	1
Local Phone Number	2546200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary shares, par value $0.01 per share
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	ALLE
Security Exchange Name	NYSE
3.500% Senior Notes due 2029
Title of 12(b) Security	3.500% Senior Notes due 2029
Trading Symbol	ALLE 3 ½
Security Exchange Name	NYSE